UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

	Schedule of Investments
	May 31, 2019 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 99.19%

Aerospace/Aircrafts/Defense - 6.20%
4,053	Boeing Co.	$ 1,384,545
8,795	Raytheon Co.	1,534,728
9,720	United Technologies Corp.	1,227,636
		4,146,909
Automotive Parts-Retail/Wholesale - 1.55%
10,515	Genuine Parts Co.	1,039,933

Banks - 5.64%
34,845	Bank of America Corp. *	926,877
28,250	BB&T Corp.	1,320,688
3,200	JP Morgan Chase & Co.	339,072
23,675	US Bancorp	1,188,485
		3,775,122
Beverages - 3.14%
22,135	Coca-Cola Co.	1,087,493
7,930	PepsiCo, Inc. *	1,015,040
		2,102,533
Biological Products - 0.35%
3,750	Gilead Sciences Inc.	233,437

Cable & Other Pay Television Services - 1.66%
27,155	Comcast Corp., Class A	1,113,355

Chemicals-Diversified - 1.76%
22,000	RPM International, Inc.	1,177,440

Commercial Services - 2.25%
8,178	Ecolab, Inc.	1,505,488

Communications Equipment - 1.02%
10,210	Qualcomm, Inc.	682,232

Consumer Durable & Apparel - 0.09%
1,966	Kontoor Brands, Inc. *	57,595

Containers-Paper/Plastic - 1.73%
19,851	Bemis Co., Inc.	1,158,306

Cosmetics & Personal Care - 1.34%
12,897	Colgate-Palmolive Co.	897,889

Diversified Operations - 2.67%
5,200	3M Co.	820,316
33,560	Corning, Inc.	969,024
		1,789,340
Electronic Equipment - 1.46%
16,200	Emerson Electric Co.	975,888

Electronic-Semiconductors - 2.10%
31,890	Intel Corp.	1,404,436

Financial Services - 2.24%
17,490	Paychex, Inc.	1,500,467

Food-Misc. Preparation - 4.47%
17,165	Archer Daniels-Midland Co.	657,763
23,380	ConAgra Foods, Inc.	625,883
12,460	General Mills, Inc.	616,022
27,690	Hormel Foods Corp.	1,093,478
		2,993,146
General Household Products - 1.79%
9,401	Stanley Black & Decker, Inc.	1,195,995

Healthcare - 0.43%
3,710	Abbvie Inc.	284,594

Insurance-Life/Property/Casual - 3.52%
20,160	AFLAC, Inc.	1,034,208
9,100	Travelers Companies, Inc.	1,324,687
		2,358,895
Leisure Products - 0.98%
8,210	Polaris Industries, Inc.	655,815

Leisure Services - 0.96%
4,850	The Walt Disney Co. *	640,394

Machinery-Const./Mining/Farming - 3.01%
7,445	Caterpillar, Inc.	891,985
8,030	Deere & Co.	1,125,565
		2,017,550
Machinery-Electrical Equipment - 3.64%
12,119	Dover Corp.	1,083,560
11,871	Johnson Controls, Inc.	457,271
15,533	Tennant Co.	894,856
		2,435,687
Manufacturing - 2.02%
9,668	Illinois Tool Works, Inc.	1,350,040

Medical/Dental-Supplies - 2.48%
7,096	Becton Dickinson & Co. *	1,656,490

Medical Drugs - 4.15%
15,630	Abbott Laboratories	1,189,912
10,883	Johnson & Johnson	1,427,305
3,790	Pfizer, Inc.	157,361
		2,774,578
Medical Instruments/Products - 1.63%
11,750	Medtronic, Inc.	1,087,815

Oil & Gas- International - 1.15%
10,830	Exxon Mobil Corp.	766,439

Paper & Paper Products - 1.54%
8,050	Kimberly Clark Corp.	1,029,515

Petroleum Refining - 0.87%
5,120	Chevron Corp.	582,912

Pollution Control-Eqpmt/Scvs- 1.90%
11,633	Waste Management, Inc.	1,272,069

Retail-Catalog & Mail Order Houses - 0.39%
147	Amazon.com, Inc. *	260,935

Retail-Food & Restaurant - 1.89%
5,500	Starbucks Corp.	418,330
8,245	Yum! Brands, Inc.	843,876
		1,262,206
Retail-Variety Stores - 2.28%
6,373	Costco Wholesale Corp.	1,526,843

Retail/Wholesale-Building Products - 2.32%
8,180	Home Depot, Inc.	1,552,973

Services-Prepackaged Software - 3.16%
17,108	Microsoft Corp.	2,115,917

Shoes & Related Apparel - 0.48%
4,190	Nike Inc. Class B	323,217

Soap & Cleaning Preparations - 1.72%
11,175	Proctor & Gamble Co.	1,150,019

Services-Computer Programming, Data Processing, etc. - 0.76%
460	Alphabet, Inc. Class A *	508,990

Telecommunications - 1.39%
30,370	AT&T, Inc.	928,715

Textile-Apparel/Mill Products - 1.68%
13,760	VF Corp.	1,126,669

Transportation-Equipment/Leasing - 0.98%
13,020	Ryder Systems, Inc.	657,510

Transportation-Railroads - 2.34%
9,396	Union Pacific Corp.	1,567,065

Utility-Electric - 6.75%
10,236	Duke Energy Corp.	876,304
16,306	Edison International	968,087
31,030	MDU Resources Group, Inc.	765,821
9,616	NextEra Energy, Inc.	1,905,987
		4,516,199
Utility-Gas Distribution - 1.05%
13,120	National Fuel Gas Co.	699,427

Utility-Water - 2.28%
38,670	Aqua America, Inc.	1,529,012

TOTAL FOR COMMON STOCK (Cost $33,493,954) - 99.19%		66,388,001

CASH & EQUIVALENTS - 0.56%
374,322	Fidelity Money Market Portfolio Select Class (Cost $374,322) 2.27%**	374,322

TOTAL INVESTMENTS (Cost $34,433,349) - 99.74% ***		66,762,323

OTHER ASSETS LESS LIABILITIES - 0.25%		164,657

NET ASSETS - 100.00%		$ 66,926,980

* Non-Income Producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $34,433,349 amounted to $32,894,047 which consisted of aggregate gross unrealized appreciation of $33,498,497 and aggregate gross unrealized depreciation of $604,450.

The MP63 Fund, Inc.

	Notes to Financial Statements
	May 31, 2019 (Unaudited)

1. SECURITY TRANSACTIONS

At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $34,433,349 amounted to $32,894,047 which consisted of aggregate gross unrealized appreciation of $33,498,497 and aggregate gross unrealized depreciation of $604,450.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$66,388,001	$0	$0	$66,388,001
Cash Equivalents	$374,322	$0	$0	$374,322
Total	$66,762,323	$0	$0	$66,762,323

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 29, 2019

By /s/Mario Medina

*Mario Medina

Treasurer

Date July 29, 2019

* Print the name and title of each signing officer under his or her signature.